Condensed Consolidated Statements of Other Comprehensive Income (Unaudited) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Income and Comprehensive Income [Abstract]
Net loss	$ (27,425)	$ (51,926)	$ (254,364)
Other Comprehensive Income (Loss), Net of Tax:
Unrealized gains (losses) arising during the period	2	(86)	219
COMPREHENSIVE LOSS	(27,423)	(52,012)	(254,145)
Comprehensive loss attributable to noncontrolling interests in consolidated subsidiaries	1,951	6,499	29,149
COMPREHENSIVE LOSS ATTRIBUTABLE TO CAPITOL BANCORP LIMITED	$ (25,472)	$ (45,513)	$ (224,996)